Fair Value Measurements And Financial Instruments Fair Value Measurements and Financial Instruments, (Fair Value, Liabilities Measured on a Recurring Basis, Unobservable Input Reconciliation) (Details) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Contingent Consideration Liability [Roll Forward]
Balance as of December 29, 2012	$ 0	$ 0
Change in fair value of contingent consideration	1	0	0
Balance as of December 28, 2013	188	0	0
Endosense S.A. [Member] | Fair Value, Inputs, Level 3 [Member]
Projected Year Of Payment	2014
Contingent Consideration Liability [Member]
Contingent Consideration Liability [Roll Forward]
Balance as of December 28, 2013	195
Contingent Consideration Liability [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent Consideration Liability [Roll Forward]
Balance as of December 29, 2012	0
Purchase price contingent consideration	188
Change in fair value of contingent consideration	1
Foreign currency translation	6
Balance as of December 28, 2013	195
Contingent Consideration Liability [Member] | Endosense S.A. [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent Consideration Liability [Roll Forward]
Balance as of December 29, 2012	0
Purchase price contingent consideration	132
Change in fair value of contingent consideration	1
Foreign currency translation	6
Balance as of December 28, 2013	139
Contingent Consideration Liability [Member] | Nanostim [Member] | Fair Value, Inputs, Level 3 [Member]
Contingent Consideration Liability [Roll Forward]
Balance as of December 29, 2012	0
Purchase price contingent consideration	56
Change in fair value of contingent consideration	0
Foreign currency translation	0
Balance as of December 28, 2013	$ 56